J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

(each a “Fund”)

(each a series of JPMorgan Exchange-Traded Fund Trust)

Supplement dated January 6, 2021

to the Summary Prospectuses and Prospectus dated March 1, 2020, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:

For the JPMorgan Diversified Return U.S. Equity ETF, JPMorgan Diversified Return U.S. Mid Cap Equity ETF and JPMorgan Diversified Return U.S. Small Cap Equity ETF:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2016	Managing Director
Alistair Lowe	2021	Managing Director
Joe Staines	2016	Vice President
Yegang (Steven) Wu	2016	Associate

For the JPMorgan U.S. Dividend ETF, JPMorgan U.S. Minimum Volatility ETF, JPMorgan U.S. Momentum Factor ETF, JPMorgan U.S. Quality Factor ETF and JPMorgan U.S. Value Factor ETF:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Alistair Lowe	2021	Managing Director
Joe Staines	2017	Vice President
Yegang (Steven) Wu	2017	Associate
Aijaz Hussain	2017	Associate

SUP-ETF-121

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — U.S. Equity ETF, U.S. Mid Cap Equity ETF and U.S. Small Cap Equity ETF and U.S. Dividend ETF, U.S. Minimum Volatility ETF, U.S. Momentum Factor ETF, U.S. Quality Factor ETF and U.S. Value Factor ETF” sections are deleted in their entirety and replaced with the following:

U.S. Equity ETF, U.S. Mid Cap Equity ETF and U.S. Small Cap Equity ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Yazann Romahi, Alistair Lowe, Joe Staines and Yegang (Steven) Wu. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of a Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities.

Dr. Romahi, Managing Director of JPMIM, is the CIO of JPMIM’s Quantitative Beta Strategies since 2016. Dr. Romahi has been an employee since 2003 and a portfolio manager since 2009. From 2008 to 2016, he was Global Head of Quantitative Strategies and Research in JPMIM’s Multi-Asset Solutions Team.

Mr. Lowe, Managing Director of JPMIM, is a senior portfolio manager in the Quantitative Beta Strategies Team. Prior to joining the firm in 2018, he was a self-employed consultant from January 2014 to February 2016 and November 2016 to March 2018 and worked for AlphaSimplex, a quantitative liquid alternatives manager from February to December 2016. From 2010 to 2014 he was Executive Vice President and Chief Investment Officer, Global Equities, at State Street Global Advisors (“SSgA”) and served in other capacities at SSgA prior to that time.

Dr. Staines, Vice President of JPMIM and a CFA charterholder, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, he was completing his PhD in Computational Finance from University College London.

Mr. Wu, an Associate of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, Mr. Wu was completing his bachelor’s degrees in Mathematics and Actuarial Science from the University of Iowa until 2013 and his M.A. in Financial Mathematics at Columbia University from 2013 to 2014. During this time, he also worked from January to July 2013 as an Actuarial Analyst at Transamerica, focusing on hedging and pricing for variable annuity products.

U.S. Dividend ETF, U.S. Minimum Volatility ETF, U.S. Momentum Factor ETF, U.S. Quality Factor ETF and U.S. Value Factor ETF

The portfolio management team utilizes a team-based approach, and the portfolio management team for each Fund is comprised of Yazann Romahi, Alistair Lowe, Joe Staines, Yegang (Steven) Wu and Aijaz Hussain. The team is responsible for managing each Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities.

Dr. Romahi, Managing Director of JPMIM, is the CIO of JPMIM’s Quantitative Beta Strategies since 2016. Dr. Romahi has been an employee since 2003 and a portfolio manager since 2009. From 2008 to 2016, he was Global Head of Quantitative Strategies and Research in JPMIM’s Multi-Asset Solutions Team.

Mr. Lowe, Managing Director of JPMIM, is a senior portfolio manager in the Quantitative Beta Strategies Team. Prior to joining the firm in 2018, he was a self-employed consultant from January 2014 to February 2016 and November 2016 to March 2018 and worked for AlphaSimplex, a quantitative liquid alternatives manager from February to December 2016. From 2010 to 2014 he was Executive Vice President and Chief Investment Officer, Global Equities, at State Street Global Advisors (“SSgA”) and served in other capacities at SSgA prior to that time.

Dr. Staines, Vice President of JPMIM and a CFA charterholder, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, he was completing his PhD in Computational Finance from University College London.

Mr. Wu, an Associate at JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, Mr. Wu was completing his bachelor’s degrees in Mathematics and Actuarial Science from the University of Iowa until 2013 and his M.A. in Financial Mathematics at Columbia University from 2013 to 2014. During this time, he also worked from January to July 2013 as an Actuarial Analyst at Transamerica, focusing on hedging and pricing for variable annuity products.

Mr. Hussain, an Associate at JPMIM, is a portfolio analyst in the Quantitative Beta Strategies Team. Prior to joining the firm in 2016, Mr. Hussain worked as an Analytics Consultant at FactSet Research Systems from 2015 to 2016. Mr. Hussain graduated from Imperial College London with a BSc in Mathematics in 2014.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

(each a “Fund”)

(each a series of JPMorgan Exchange-Traded Fund Trust)

Supplement dated January 6, 2021

to the Statement of Additional Information dated March 1, 2020, as supplemented

Effective immediately, the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section with respect to the Funds is deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each Fund’s portfolio managers as of October 31, 2019:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Equity ETF
Yazann Romahi	17	2,971,402	7	2,001,049	2	271,509
Alistair Lowe**	1	17,316	0	0	3	5,040,060
Joe Staines	14	2,595,160	3	111,266	8	2,130,837
Yegang (Steven) Wu	9	741,613	3	46,460	7	1,878,302

U.S. Mid Cap Equity ETF
Yazann Romahi	17	3,586,218	7	2,001,049	2	271,509
Alistair Lowe**	1	17,316	0	0	3	5,040,060
Joe Staines	14	3,209,975	3	111,266	8	2,130,837
Yegang (Steven) Wu	9	1,356,429	3	46,460	7	1,878,302

U.S. Small Cap Equity ETF
Yazann Romahi	17	3,633,874	7	2,001,049	2	271,509
Alistair Lowe**	1	17,316	0	0	3	5,040,060
Joe Staines	14	3,257,631	3	111,266	8	2,130,837
Yegang (Steven) Wu	9	1,404,085	3	46,460	7	1,878,302

U.S. Dividend ETF
Yazann Romahi	17	3,733,591	7	2,001,049	2	271,509
Alistair Lowe**	1	17,316	0	0	3	5,040,060
Joe Staines	14	3,357,349	3	111,266	8	2,130,837
Yegang (Steven) Wu	9	1,503,803	3	46,460	7	1,878,302
Aijaz Hussain	4	338,015	2	26,727	0	0

U.S. Minimum Volatility ETF
Yazann Romahi	17	3,666,969	7	2,001,049	2	271,509
Alistair Lowe**	1	17,316	0	0	3	5,040,060
Joe Staines	14	3,290,727	3	111,266	8	2,130,837
Yegang (Steven) Wu	9	1,437,181	3	46,460	7	1,878,302
Aijaz Hussain	4	271,393	2	26,727	0	0

SUP-SAI-ETF-121

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Momentum Factor ETF
Yazann Romahi	17	3,717,602	7	2,001,049	2	271,509
Alistair Lowe**	1	17,316	0	0	3	5,040,060
Joe Staines	14	3,341,359	3	111,266	8	2,130,837
Yegang (Steven) Wu	9	1,487,813	3	46,460	7	1,878,302
Aijaz Hussain	4	322,025	2	26,727	0	0

U.S. Quality Factor ETF
Yazann Romahi	17	3,667,150	7	2,001,049	2	271,509
Alistair Lowe**	1	17,316	0	0	3	5,040,060
Joe Staines	14	3,290,908	3	111,266	8	2,130,837
Yegang (Steven) Wu	9	1,437,361	3	46,460	7	1,878,302
Aijaz Hussain	4	271,573	2	26,727	0	0

U.S. Value Factor ETF
Yazann Romahi	17	3,707,371	7	2,001,049	2	271,509
Alistair Lowe**	1	17,316	0	0	3	5,040,060
Joe Staines	14	3,331,128	3	111,266	8	2,130,837
Yegang (Steven) Wu	9	1,477,582	3	46,460	7	1,878,302
Aijaz Hussain	4	311,794	2	26,727	0	0

The following table shows information regarding the other accounts managed by each Fund’s portfolio managers that have advisory fees wholly or partly based on performance as of October 31, 2019:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Equity ETF
Yazann Romahi	0	0	0	0	1	460,648
Alistair Lowe**	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0
Yegang (Steven) Wu	0	0	0	0	0	0

U.S. Mid Cap Equity ETF
Yazann Romahi	0	0	0	0	1	460,648
Alistair Lowe**	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0
Yegang (Steven) Wu	0	0	0	0	0	0

U.S. Small Cap Equity ETF
Yazann Romahi	0	0	0	0	1	460,648
Alistair Lowe**	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0
Yegang (Steven) Wu	0	0	0	0	0	0

U.S. Dividend ETF
Yazann Romahi	0	0	0	0	1	460,648
Alistair Lowe**	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0
Yegang (Steven) Wu	0	0	0	0	0	0
Aijaz Hussain	0	0	0	0	0	0

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Minimum Volatility ETF
Yazann Romahi	0	0	0	0	1	460,648
Alistair Lowe**	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0
Yegang (Steven) Wu	0	0	0	0	0	0
Aijaz Hussain	0	0	0	0	0	0

U.S. Momentum Factor ETF
Yazann Romahi	0	0	0	0	1	460,648
Alistair Lowe**	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0
Yegang (Steven) Wu	0	0	0	0	0	0
Aijaz Hussain	0	0	0	0	0	0

U.S. Quality Factor ETF
Yazann Romahi	0	0	0	0	1	460,648
Alistair Lowe**	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0
Yegang (Steven) Wu	0	0	0	0	0	0
Aijaz Hussain	0	0	0	0	0	0

U.S. Value Factor ETF
Yazann Romahi	0	0	0	0	1	460,648
Alistair Lowe**	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0
Yegang (Steven) Wu	0	0	0	0	0	0
Aijaz Hussain	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of October 31, 2020.

In addition, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section with respect to the Funds is deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of October 31, 2019. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan, which reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
U.S. Equity ETF
Yazann Romahi	X
Alistair Lowe*	X
Joe Staines	X
Yegang (Steven) Wu	X

U.S. Mid Cap Equity ETF
Yazann Romahi	X
Alistair Lowe*	X
Joe Staines	X
Yegang (Steven) Wu	X

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
U.S. Small Cap Equity ETF
Yazann Romahi	X
Alistair Lowe*	X
Joe Staines	X
Yegang (Steven) Wu	X

U.S. Dividend ETF
Yazann Romahi	X
Alistair Lowe*	X
Joe Staines	X
Yegang (Steven) Wu	X
Aijaz Hussain	X

U.S. Minimum Volatility ETF
Yazann Romahi	X
Alistair Lowe*	X
Joe Staines	X
Yegang (Steven) Wu	X
Aijaz Hussain	X

U.S. Momentum Factor ETF
Yazann Romahi	X
Alistair Lowe*	X
Joe Staines	X
Yegang (Steven) Wu	X
Aijaz Hussain	X

U.S. Quality Factor ETF
Yazann Romahi	X
Alistair Lowe*	X
Joe Staines	X
Yegang (Steven) Wu	X
Aijaz Hussain	X

U.S. Value Factor ETF
Yazann Romahi	X
Alistair Lowe*					X
Joe Staines	X
Yegang (Steven) Wu	X
Aijaz Hussain	X

*	As of October 31, 2020.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE